PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Buildings	798,097	823,243	117,722
Medical equipment	865,416	877,850	125,531
Electronic and office equipment	55,202	49,128	7,025
Motor vehicles	2,649	2,754	394
Leasehold improvement and building improvements	77,683	77,894	11,139
Construction in progress	2,307,336	2,392,265	342,089
Total	4,106,383	4,223,134	603,900
Less: accumulated depreciation	(394,273)	(490,684)	(70,167)
Impairment charges	(7,785)	(7,785)	(1,113)
	3,704,325	3,724,665	532,620